Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,701,000)	$ (1,187,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	203,000	155,000
Change in provision for doubtful accounts	2,000	0
Amortization of intangible assets	698,000	6,000
Amortization of right-of-use assets - operating leases	129,000	49,000
Amortization of right-of-use assets - finance leases	5,000	0
Equity in net loss of affiliate	0	32,000
Stock-based compensation	612,000	243,000
Impairment loss	132,000	0
Gain on sale or disposal of property and equipment	(1,000)	0
Accounts receivable	(4,230,000)	(572,000)
Inventory	(475,000)	(877,000)
Unbilled revenue	4,000	142,000
Prepaid expense	236,000	(32,000)
Notes receivable	(4,000)	0
VAT receivable	(15,000)	(76,000)
Accounts payable and accrued expenses	1,745,000	94,000
Operating lease liabilities	(74,000)	(43,000)
Income taxes payable	(49,000)	2,000
Contract liabilities	98,000	(3,000)
Net cash used in operating activities	(2,685,000)	(2,067,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(64,000)	(69,000)
Proceeds from sale or disposal of property and equipment	1,000	0
Net cash used in investing activities	(63,000)	(69,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of note payable, related party, net	23,000	(2,000)
Capital contribution	122,000	0
Payments on finance lease liabilities	(5,000)	0
Repayments of notes payable	(141,000)	(11,000)
Net cash used in financing activities	(1,000)	(13,000)
Effect of exchange rate on cash	(32,000)	(23,000)
Net decrease in cash	(2,781,000)	(2,172,000)
Cash beginning of period	26,307,000	18,891,000
Cash end of period	23,526,000	16,719,000
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	170,000	4,000
Income tax	$ 74,000	$ 0